FlexShares® Trust

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

SUPPLEMENT DATED DECEMBER 13, 2012 TO PROSPECTUS DATED DECEMBER 10, 2012 AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 10, 2012

The following information supplements the information found in the prospectus and the statement of additional information for the FlexShares® Trust.

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The following funds will be available for purchase by Authorized Participants on or about December 14, 2012, and are expected to be launched on NYSE Arca on or about December 19, 2012:

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® Quality Dividend Defensive Index Fund

The following Funds are not operational and are unavailable for purchase:

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

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Please retain for future reference.